Borrowings - Additional information (Detail) € in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Mar. 30, 2023 JPY (¥)	Dec. 31, 2022 EUR (€)
J L S A Facility [Member]
Disclosure of detailed information about borrowings [line items]
Decrease in current borrowings due to buy back trademarks | ¥		¥ 3,714.4
Borrowings maturity	three years
Borrowings rates	9.10%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings rates	4.55%		3.06%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings rates	11.76%		12.31%
Asset pledged as collateral [member] | Secured [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 29,895		€ 8,283
L G H L [member] | J L S A Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,600
SACE S.p.A. [member] | Guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 8,580		€ 11,037